35. Lease liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
DisclosureLeaseLiabilitiesLineItems [Line Items]
Balance at beginning	$ 23,861
Remeasurement / new contracts	2,751
Payment of principal and interest	(5,816)
Interest expenses	1,322
Foreign exchange gains and losses	3,358
Cumulative translation adjustment	(3,809)
Transfers	(17)
Balance at ending	21,650
BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Balance at beginning	5,504
Remeasurement / new contracts	647
Payment of principal and interest	(1,568)
Interest expenses	293
Foreign exchange gains and losses	812
Cumulative translation adjustment	(1,325)
Transfers	(23)
Balance at ending	4,340
Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Balance at beginning	18,357
Remeasurement / new contracts	2,104
Payment of principal and interest	(4,248)
Interest expenses	1,029
Foreign exchange gains and losses	2,546
Cumulative translation adjustment	(2,484)
Transfers	6
Balance at ending	$ 17,310